           As filed with the Securities and Exchange Commission on April 3, 2009

                                                      Registration No. 333-64153
                                                                        811-5140

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 8


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 39


                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
                           (Exact name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)


                               601 Congress Street
                        Boston, Massachusetts 02210-2805
              (Address of Depositor's Principal Executive Offices)


                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                       John Hancock Life Insurance Company
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)



Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:


      immediately upon filing pursuant to paragraph (b) of Rule 485 on _______, 2009 pursuant to paragraph (b) of Rule 485
      60 days after filing pursuant to paragraph (a)(1) of Rule 485
X     on May 1, 2009 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


    X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                   PROSPECTUS
                            Patriot Variable Annuity

  (Incorporated by reference to File No. 333-64153, filed on January 16, 2009)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION
                     John Hancock Variable Annuity Account V

  (Incorporated by reference to File No. 333-64153, filed on January 16, 2009)

                            PART C OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)   FINANCIAL STATEMENTS.

(1) Financial Statements of the Depositor, John Hancock Life Insurance Company [TO BE INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT TO THIS REGISTRATION STATEMENT TO BE FILED IN APRIL 2009.]

(2) Financial Statements of the Registrant, John Hancock Variable Annuity Account V. [TO BE INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT TO THIS REGISTRATION STATEMENT TO BE FILED IN APRIL 2009.]

(B) EXHIBITS:

1. John Hancock Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account V, dated April 8, 1996; incorporated herein by reference to the Registrant's Registration Statement, filed with the Commission on July 18, 1996.

2.    Not Applicable.


3.    (a)   Master Distribution and Servicing Agreement by and among John
            Hancock Distributors (formerly known as Manulife Securities Services
            LLC), John Hancock Life Insurance Company and John Hancock Variable
            Life Insurance Company and their respective existing and future
            Separate Accounts, incorporated by reference to Post-Effective
            Amendment No. 10 to File No. 333-42378, filed on Form N-6 on April
            30, 2007.



      (b) General Agent and Broker-Dealer Selling Agreement, incorporated by reference to Exhibit 3(b) to Post-Effective Amendment Number 7 to File 333-84771, filed on Form N-4 on April 3, 2009.





4.    (a)   Form of group deferred combination fixed and variable annuity contract, incorporated by reference from initial Form N-4 registration statement for John Hancock Variable Annuity Account H,
            File Nos. 333-08345 and 811-07711, filed electronically on July 18,
            1996.

      (b) Form of group deferred combination fixed and variable annuity certificate, incorporated by reference from initial Form N-4 registration statement for John Hancock Variable Annuity Account H, File Nos. 333-08345 and 811-07711, filed electronically on July 18, 1996.

      (c) Form of individual deferred combination fixed and variable annuity contract, incorporated by reference from initial Form N-4 registration statement for John Hancock Variable Annuity Account H, File Nos. 333-08345 and 811-07711, filed electronically on July 18, 1996.

      (d) Form of nursing home waiver of CDSL rider, incorporated by reference from initial Form N-4 registration statement for John Hancock Variable Annuity Account H, File Nos. 333-08345 and 811-07711, filed electronically on July 18, 1996.

      (e) Form of one year stepped-up death benefit rider, incorporated by reference from initial Form N-4 registration statement for John Hancock Variable Annuity Account H, File Nos. 333-08345 and 811-07711, filed electronically on July 18, 1996.

      (f) Form of accidental death benefit rider, incorporated by reference from initial Form N-4 registration statement for John Hancock Variable Annuity Account H, File Nos. 333-08345 and 811-07711, filed electronically on July 18, 1996.

5. Form of contract application, incorporated by reference from initial Form N-4 registration statement for John Hancock Variable Annuity Account H, File Nos. 333-08345 and 811-07711, filed electronically on July 18, 1996.

6.    (a)   John Hancock Life Insurance Company's Restated Articles of
            Organization, incorporated by reference to Post-Effective Amendment
            No. 10 to File No. 033-76662, filed on Form S-6 on March 7, 2001.

      (b) John Hancock Life Insurance Company's Articles of Amendment incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-91448, filed on September 23, 2002.

      (c) John Hancock Life Insurance Company's Articles of Amendment dated February 18, 2005, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement, File No. 333-81103, filed on May 1, 2007.

      (d) John Hancock Life Insurance Company's Amended and Restated By-Laws as adopted on July 1, 2004, incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement, File No. 333-81103, filed on May 1, 2007.

7.          Not Applicable.

8. Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


      (a)   (i)   CSC Customer Agreement dated June 30, 2004- Incorporated by reference to Exhibit (b)(8)(a)(i) to post-effective amendment no. 3 to Form N-4 333-143073, filed April 1, 2009.



            (ii) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC -- Incorporated by reference to Exhibit
                  (8)(a)(ii) to post effective amendment no. 3 to Form N-4, file number 333-143073, filed April 1, 2009.






      (b)   (i)   Participation Agreement among John Hancock Life Insurance
                  Company (U.S.A.), John Hancock Life Insurance Company of New
                  York, John Hancock Life Insurance Company, John Hancock
                  Variable Life Insurance Company and John Hancock Trust dated
                  April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.


            (ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

            (iii) Shareholder Information Agreement between John Hancock Life
                  Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

9. Opinion of Counsel, as to legality of interests being offered included in the original Form N-4 Registration Statement under the Securities Act of 1933 of this Account (333-64153) filed September 24, 1998.

10. Consent of Independent Registered Public Accounting Firm. [TO BE INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT TO THIS REGISTRATION STATEMENT TO BE FILED IN APRIL, 2009.]

11. All financial statements omitted from Item 23, Financial Statements--Not Applicable.

12. Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.


13. Powers of Attorney for: John D. DesPrez III; James R. Boyle; Jonathan Chiel, Scott Hartz; Hugh McHaffie; and Lynne Patterson. Incorporated by reference to Exhibit (13) to post effective amendment no. 7 to Form N-4 to this registration statement, file number 333-08345, filed January 16, 2009.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR as of March 12, 2009.


Directors                               Positions with the Depositor
------------------------        ------------------------------------------------
John D. DesPrez III             Chairman, President and Chief Executive Officer
James R. Boyle                  Director, Executive Vice President
Jonathan Chiel                  Director, Executive Vice President and
                                  General Counsel - John Hancock
Scott Hartz                     Director, Executive Vice President and
                                  Chief Investment Officer - US Investments
Hugh McHaffie                   Director and Executive Vice President
Lynne Patterson                 Director, Senior Vice President and Chief Financial Officer

Officers
------------------------
Robert T. Cassato               Executive Vice President
Marc Costantini                 Executive Vice President
Steven Finch                    Executive Vice President
Marianne Harrison               Executive Vice President
Katherine MacMillan             Executive Vice President
Warren A. Thomson               Executive Vice President
James D. Gallagher              Senior Vice President
Peter Gordon                    Senior Vice President
Allan Hackney                   Senior Vice President and Chief Information Officer
Peter Levitt                    Senior Vice President and Treasurer
Gregory Mack                    Senior Vice President
Ronald J. McHugh                Senior Vice President
Diana L. Scott                  Senior Vice President
Alan R. Seghezzi                Senior Vice President and Chief Counsel - Investments
Bruce R. Speca                  Senior Vice President
Brooks Tingle                   Senior Vice President
John G. Vrysen                  Senior Vice President
Emanuel Alves                   Vice President, Counsel and Corporate Secretary
Roy V. Anderson                 Vice President
Susan Bellingham                Vice President
Arnold Bergman                  Vice President
Stephen J. Blewitt              Vice President
Robert Boyda                    Vice President
George H. Braun                 Vice President
John Burrow                     Vice President
William Burrow                  Vice President
Tyler Carr                      Vice President
Joseph Catalano                 Vice President
Philip Clarkson                 Vice President and Counsel
John J. Danello                 Vice President
Willma Davis                    Vice President
Peter de Vries                  Vice President
Brent Dennis                    Vice President
Lynn L. Dyer                    Vice President, Counsel and
                                  Chief Compliance Officer - U.S. Investments*

Officers
------------------------
John Egbert                     Vice President
David Eisan                     Vice President
Edward Eng                      Vice President
Carol Nicholson Fulp            Vice President
Paul Gallagher                  Vice President
Wayne A. Gates                  Vice President
Ann Gencarella                  Vice President
Richard Harris                  Vice President and Appointed Actuary
Dennis Healy                    Vice President
Kevin Hill                      Vice President
E. Kendall Hines                Vice President
James C. Hoodlet                Vice President and Counsel
Naveed Irshad                   Vice President
Terri Judge                     Vice President
Roy Kapoor                      Vice President
Mitchell Karman                 Vice President and Chief Compliance Officer
Frank Knox                      Vice President and
                                  Chief Compliance Officer - Retail Funds/Separate Accounts**
Jonathan Kutrubes               Vice President
Cynthia Lacasse                 Vice President
Robert Leach                    Vice President
David Longfritz                 Vice President
Janis K. McDonough              Vice President
William McPadden                Vice President
Nathaniel I. Margolis           Vice President
John Maynard                    Vice President
Peter J. Mongeau                Vice President
Curtis Morrison                 Vice President
Colm D. Mullarkey               Vice President
Scott Navin                     Vice President
Nina Nicolosi                   Vice President
James O'Brien                   Vice President
Jacques Ouimet                  Vice President
Phillip J. Peters               Vice President
Steven Pinover                  Vice President
David Plumb                     Vice President
Krishna Ramdial                 Vice President, Treasury
S. Mark Ray                     Vice President
Jill Rebman                     Vice President
Karl G. Reinhold                Vice President
Mark Rizza                      Vice President
Andrew Ross                     Vice President
Thomas Samoluk                  Vice President
Margo Sammons                   Vice President
Martin Sheerin                  Vice President
Gordon Shone                    Vice President
Jonnie Smith                    Vice President
Yiji S. Starr                   Vice President
Jeffery Whitehead               Vice President and Controller
Henry Wong                      Vice President
Randy Zipse                     Vice President

* Designated as responsible for administering the policies and procedures adopted by the Company pursuant to Rule 206 (4) - 7(a) under Investment Advisers Act of 1940.

** Designated as responsible for administering the policies and procedures adopted by the Company for its registered separate accounts pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The principal business address of each director and officer of John Hancock Life Insurance Company is the Company's principal business address of 601 Congress Street, Boston, Massachusetts 02210

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of John Hancock Life Insurance Company (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.


On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2008 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2008

FOR EXTERNAL USE

                                                       ______________________
                                                      |                      |
                                                      |  Manulife Financial  |
                                                      | Corporation (Canada) |
                                                      |______________________|
                                                                 |
                                                                 |
                                                                 |_______________________________________________________________
                                                                 |                                                               |
                                                       __________|___________                                                    |
                                                      |                      |                                                   |
                                                      |   The Manufacturers  |                                                   |
                                                      |    Life Insurance    |                                                   |
                                                      |   Company (Canada)   |                                                   |
                                                      |______________________|                                                   |
                                                               |                                                                 |
                                                               |                                                                 |
 ______________________________________________________________|______________________________________________                   |
|                |                  |                 |         .        |                 |                  |                  |
|                |                  |                 |         .98.25%  |                 |                  |                  |
|   __________   |   ____________   |   ___________   |   ______._____   |   ___________   |   ____________   |   ___________    |
|  |          |  |  |            |  |  |           |  |  |            |  |  |           |  |  |            |  |  |           |   |
|  |    NAL   |  |  |     MFC    |  |  | Berkshire |  |  |  Manulife  |  |  |  Manulife |  |  | MFC Global |  |  |    MLI    |   |
|  | Resources|  |  |   Global   |  |  | Insurance |  |  |  Insurance |  |__|  Holdings |  |__|    Fund    |  |__| Resources |   |
|__|Management|  |__| Investment |  |__| Services  |  |  | (Thailand) |     | (Bermuda) |     | Management |     |    Inc.   |   |
|  |  Limited |  |  | Management |  |  |   Inc.    |  |  |   Public   |   __|   Limited |     |  (Europe)  |     | (Alberta) |   |
|  | (Canada) |  |  |  (U.S.A.)  |  |  | (Ontario) |  |  |   Company  |  |  | (Bermuda) |     |   Limited  |     |___________|   |
|  |__________|  |  |   Limited  |  |  |___________|  |  |   Limited  |  |  |___________|     |  (England) |           |         |
|                |  |  (Canada)  |  |        |        |  | (Thailand) |  |                    |____________|           |         |
|                |  |____________|  |        |        |  |____________|  |                           |                 |         |
|                |                  |        |        |         |        |                           |                 |         |
|                |                  |        |        |         |99.9999%|                           |                 |99.91%   |
|   __________   |   ___________    |   _____|_____   |   ______|_____   |   _____________     ______|_____       _____|_____    |
|  |          |  |  |           |   |  |           |  |  |            |  |  |             |   |            |     |           |   |
|  | Manulife |  |  |  Manulife |   |  |    JH     |  |  |  Manulife  |  |  |Manufacturers|   | MFC Global |     | Manulife  |   |
|  |  Bank of |  |  |  Holdings |   |  |Investments|  |  |   Asset    |  |__|P&C Limited  |   | Investment |     |   Life    |   |
|__|  Canada  |  |__| (Alberta) |   |  |(Delaware) |  |  | Management |  |  | (Barbados)  |   | Management |     | Insurance |   |
|  | (Canada) |     |  Limited  |   |  |    LLC    |  |  | (Thailand) |  |  |_____________|   |  (Europe)  |     |  Company  |   |
|  |__________|     | (Alberta) |   |  |(Delaware) |  |  |  Company   |  |                    |  Limited   |     |  (Japan)  |   |
|                   |___________|   |  |___________|  |  |  Limited   |  |                    | (England)  |     |___________|   |
|                         |         |                 |  | (Thailand) |  |                    |____________|           |         |
|                         |         |                 |  |____________|  |                                             |         |
|                         |         |                 |                  |                                             |         |
|   ___________      _____|_____    |   __________    |   ___________    |   _____________                       ______|_____    |
|  |           |    |           |   |  |          |   |  |           |   |  |             |                     |            |   |
|  |  Manulife |    |  Manulife |   |  | Manulife |   |  | Manulife  |   |  |Manufacturers|                     | MFC Global |   |
|  |  Canada   |    |  Holdings |   |  |Securities|   |__| (Vietnam) |   |__|    Life     |                     | Investment |   |
|__|   Ltd.    |    | (Delaware)|   |__|Investment|   |  |  Limited  |   |  | Reinsurance |                     | Management |   |
|  | (Canada)  |    |     LLC   |   |  | Services |   |  | (Vietnam) |   |  |   Limited   |                     |  (Japan)   |   |
|  |___________|    | (Delaware)|   |  |   Inc.   |   |  |___________|   |  | (Barbados)  |                     |  Limited   |   |
|                   |___________|   |  | (Canada) |   |        |         |  |_____________|                     |  (Japan)   |   |
|                         |         |  |__________|   |        |         |                                      |____________|   |
|                         |         |                 |        |         |                                                       |
|                         |         |                 |        |         |                                                       |
|   ___________      _____|_______  |   ____________  |   _____|______   |   ______________                                      |
|  |           |    |             | |  |            | |  |            |  |  |              |                                     |
|  |   First   |    |     The     | |  |  Manulife  | |  |  Manulife  |  |  |   Manulife   |                                     |
|  |   North   |    |Manufacturers| |__| Securities | |  |   Vietnam  |  |  |International |                                     |
|__|  American |    |  Investment | |  |Incorporated| |  |    Fund    |  |__|   Holdings   |                                     |
|  | Insurance |    | Corporation | |  | (Ontario)  | |  | Management |     |    Limited   |                                     |
|  |  Company  |    |  (Michigan) | |  |____________| |  |   Company  |     |  (Bermuda)   |                                     |
|  |  (Canada) |    |_____________| |                 |  |   Limited  |     |______________|                                     |
|  |___________|           |        |                 |  |  (Vietnam) |            |                                             |
|                  ________|        |                 |  |____________|            |__________________                           |
|                 |        |        |                 |                            |                  |                          |
|   ___________   |  ______|______  |   ____________  |   ____________       ______|________    ______|______                    |
|  |           |  | |             | |  |            | |  |            |     |               |  |             |                   |
|  |    FNA    |  | |   Manulife  | |  |     EIS    | |  |  Manulife  |     |   Manulife    |  |   Manulife  |                   |
|__| Financial |  | | Reinsurance | |__|  Services  | |__|(Singapore) |     |(International)|  |    Asset    |                   |
   |    Inc.   |  | |    Limited  |    | (Bermuda)  | |  | Pte. Ltd.  |     |    Limited    |  |  Management |                   |
   |  (Canada) |  | |  (Bermuda)  |    |   Limited  | |  |(Singapore) |     |   (Bermuda)   |  |    (Asia)   |                   |
   |___________|  | |_____________|    | (Bermuda)  | |  |____________|     |_______________|  |   Limited   |                   |
         |        |                    |____________| |                            |           |  (Barbados) |                   |
         |        |                                   |                            |           |_____________|                   |
         |        |                                   |                            |51%               |                          |
    _____|_____   |  ____________       ____________  |   ____________       ______|____        ______|_____                     |
   |           |  | |            |     |            | |  |            |     |           |      |            |                    |
   |  Elliott  |  | |    John    |     |    PT      | |  |   Manulife |     |  Manulife |      |   Manulife |                    |
   |   & Page  |  | |   Hancock  |     |  Asuransi  | |  |    Asset   |     | -Sinochem |      |    Asset   |                    |
   |  Limited  |  | |    Life    |     |    Jiwa    |95% | Management |     |    Life   |      | Management |                    |
   | (Ontario) |  |_|  Insurance |     |  Manulife  |____| (Singapore)|     | Insurance |      |(Hong Kong) |                    |
   |___________|    |  Company   |     |  Indonesia | |  |     Pte.   |     |  Co. Ltd. |      |   Limited  |                    |
                    |  (U.S.A.)  |     |     (1)    | |  |     Ltd.   |     |  (China)  |      |(Hong Kong) |                    |
                    | (Michigan) |     | (Indonesia)| |  | (Singapore)|     |___________|      |____________|                    |
                    |____________|     |____________| |  |____________|                               |                          |
          ________________|________          .        |                                               |                          |
         |                |57%     |         .        |                                               |                          |
    _____|______     _____|______  |    _____.______  |   ______________                        ______|______                    |
   |            |   |            | |   |            | |  |              |                      |             |                   |
   |    John    |   |    John    | |   |     PT     | |  |      The     |                      |  Manulife   |                   |
   |  Hancock   |   |  Hancock   | |   |  Manulife  | |  | Manufacturers|                      |    Asset    |                   |
   |Distributors|   | Investment | |   |    Aset    | |__|      Life    |                      |  Management |                   |
   |    LLC     |   | Management | |   | Manajemen  |    | Insurance Co.|                      |(Taiwan) Co.,|                   |
   | (Delaware) |   | Services,  | |   |  Indonesia |    |(Phils.), Inc.|                      |    Ltd.     |                   |
   |____________|   |   LLC(2)   | |   |(Indonesia) |    | (Philippines)|                      |  (Taiwan)   |                   |
                    | (Delaware) | |   |____________|    |______________|                      |_____________|                   |
                    |____________| |                                                                                             |
                       (arrow)     |                                                                                             |
                          |38%     |                                                                                             |
                     _____|_____   |                                                                                             |
                    |           |  |                                                                                             |
                    |    John   |  |                                                                                             |
                    |  Hancock  |  |                                                                                             |
                    |    Life   |  |                                                                                             |
                    | Insurance |__|                                                                                             |
                    |   Company |                                                                                                |
                    |   of New  |                                                                                                |
                    |    York   |                                                                                                |
                    | (New York)|                                                                                                |
                    |___________|                                                                                                |
                                                                                                                                 |
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                                                                                                                                 |
                                                         ________________________________________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    | John Hancock Holdings (Delaware) LLC(2) |
                                    |               (Delaware)                |
                                    |_________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    |  John Hancock Financial Services, Inc.  |
                                    |                (Delaware)               |
                                    |_________________________________________|
                                                        |
                                                        |
                                          ______________|___________________________________________
                                _________|_______           ________|________             __________|__________
                               |                 |         |                 |           |                     |
                               |   John Hancock  |         |   John Hancock  |           |     John Hancock    |
                               |  Life Insurance |         |  International  |           | International, Inc. |
                               |     Company     |         |  Holdings, Inc. |           |   (Massachusetts)   |
                               | (Massachusetts) |         | (Massachusetts) |           |_____________________|
                               |_________________|         |_________________|                      |
             ____________________________|             ................ 45.76%                      | 50%
   _________|_________          _________|________     .    __________._________          __________|________
  |                   |        |                  |    .   |                    |        |                   |
  |    John Hancock   |        |    John Hancock  |    .   | Manulife Insurance |        |    John Hancock   |
  |   Variable Life   |     ___| Subsidiaries LLC |    .   |       Berhad       |        |    Tianan Life    |
  | Insurance Company |    |   |     (Delaware)   |    .   |     (Malaysia)     |        | Insurance Company |
  |  (Massachusetts)  |    |   |__________________|    .   |____________________|        |      (China)      |
  |___________________|    |                           .                                 |___________________|
                           |                           .
                           |    ___________________    .    ____________________
                           |   |                   |   .   |                    |
                           |   |    John Hancock   |   .   |   Manulife Asset   |
                           |___| Financial Network,|   ....|     Management     |
                           |   |        Inc.       |       | (Malaysia) Sdn Bhd |
                           |   |   (Massachusetts) | 45.76%|     (Malaysia)     |
                           |   |___________________|       |____________________|
                           |        _____________
                           |       |             |
                           |       |    Hancock  |
                           |       |    Natural  |
                           |_______|   Resource  |
                           |       |    Group,   |
                           |       |     Inc.    |
                           |       |  (Delaware) |
                           |       |_____________|
                           |
                           |        _____________
                           |       |             |
                           |       | Declaration |
                           |_______| Management &|
                           |       | Research LLC|
                           |       |  (Delaware) |
                           |       |_____________|
                           |        _____________
                           |       |             |
                           |       | The Berkeley|
                           |_______|  Financial  |
                                   |  Group LLC  |
                                   |(Delaware)(2)|
                                   |______.______|
                                          .
                                    ______.______
                                   |             |
                                   | John Hancock|
                                   |  Funds LLC  |
                                   |  (Delaware) |
                                   |_____________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 25, 2008

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(2) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

ITEM 27.  NUMBER OF CONTRACT OWNERS


Outstanding, as of JANUARY 30, 2009, were 41 qualified and 65 non-qualified contracts of the series offered hereby.]


ITEM 28.  INDEMNIFICATION

      Article VIII of the Amended and Restated By-Laws of the Company, adopted on July 1, 2004, provides as follows:

      Section 8.1. Nature of Indemnity for Directors and Officers . The Corporation shall indemnify any person who is or was or has agreed to become a director or officer of the Corporation and who was, is or may be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative (a "Proceeding"), by reason of (i) any action alleged to have been taken or omitted in such capacity, (ii) activities with a non-profit organization, or pro bono or volunteer services, which services have been requested or endorsed by the Corporation or (iii) service at the Corporation's request with respect to any employee benefit plan. In addition, the Corporation shall indemnify any person, whether or not such person is or was a director or officer of the Corporation, who is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise in which the Corporation has a financial interest, direct or indirect, and who was, is or may be made a party to any Proceeding by reason of any action alleged to have been taken or omitted in such capacity.

      Any indemnification of an individual pursuant to this Section 8.1 (unless ordered by a court) shall be made by the Corporation, unless a determination is made that the individual failed to act in good faith and in a manner in which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful; provided that, to the extent that a present or former director or officer of the Corporation or of another entity covered under this Section 8.1 has been successful on the merits or otherwise in defense of any Proceeding, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith.

      Notwithstanding the foregoing, the Corporation shall not be obligated to indemnify a director or officer of the Corporation or of another entity covered under this Section 8.1 in respect of a Proceeding (or part thereof) instituted by such director or officer, unless such Proceeding (or part thereof) has been authorized by the Board of Directors.

      Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                                 CAPACITY IN WHICH ACTING
------------------------------------------------------------------         ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L            Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M            Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A         Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B         Principal Underwriter
John Hancock Variable Annuity Account H                                    Principal Underwriter
John Hancock Variable Annuity Account U                                    Principal Underwriter
John Hancock Variable Annuity Account V                                    Principal Underwriter
John Hancock Variable Life Account UV                                      Principal Underwriter
John Hancock Variable Annuity Account I                                    Principal Underwriter
John Hancock Variable Annuity Account JF                                   Principal Underwriter
John Hancock Variable Life Account S                                       Principal Underwriter
John Hancock Variable Life Account U                                       Principal Underwriter
John Hancock Variable Life Account V                                       Principal Underwriter


(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng*, Barry Evans****,Steve Finch**, Lynne Patterson**, Christopher M. Walker**, and Karen Walsh***) who have authority to act on behalf of JHD LLC.


*     Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

**    Principal business office is 197 Clarendon Street, Boston, MA 02116

***   Principal business office is 601 Congress Street, Boston, MA 02210


****  Principal business office is 101 Huntington Street, Boston, MA 02199


(c)   None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


All books and records are maintained at 601 Congress Street, Boston MA 02210.


ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

(a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

      John Hancock Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

      Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)   Undertakings Pursuant to Item 32 of Form N-4

      (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this third day of April 2009.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
(Registrant)

By:   JOHN HANCOCK LIFE INSURANCE COMPANY
      (Depositor)

By:   /s/ John D. DesPrez III
      -----------------------------------------
      John D. DesPrez III
      Chairman, President and CEO

JOHN HANCOCK LIFE INSURANCE COMPANY


By:   /s/ John D. DesPrez III
      -----------------------------------------
      John D. DesPrez III
      Chairman, President and CEO

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on this third day of April 2009.

Signature                                         Title
/s/ John D. DesPrez III                           Chairman, President and CEO
--------------------------------------------
John D. DesPrez III                               (Principal Executive Officer)

/s/ Lynne Patterson                               Director, Sr. VP and Chief Financial Officer
--------------------------------------------
Lynne Patterson                                   (Principal Financial Officer)

/s/ Jeffery Whitehead                             Vice President and Controller
--------------------------------------------
Jeffery Whitehead                                 (Principal Accounting Officer)

         *                                        Director
--------------------------------------------
James R. Boyle

         *                                        Director
--------------------------------------------
Jonathan Chiel

         *                                        Director
--------------------------------------------
Scott Hartz

         *                                        Director
--------------------------------------------
Hugh McHaffie

*/s/ Thomas J. Loftus                             Senior Counsel  - Annuities
--------------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney